FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of contractual obligations and commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$14,204	$14,204	$-	$-
Deferred consideration payable	8,750	8,750	-	-
Equipment loans	422	225	197	-
Finance lease obligations	5,946	2,907	3,039	-
Total	$29,322	$26,086	$3,236	$-

Schedule of foreign currency risk
	December 31, 2025		December 31, 2024
	MXN	CDN	MXN	CDN
Cash	$29,172	$1,710	$13,989	$396
Due from related parties	4,026	-	2,287	-
Long-term investments	-	5,690	-	1,742
Reclamation bonds	-	6	-	6
Amounts receivable	11,461	30	3,599	24
Accounts payable and accrued liabilities	(73,792)	(311)	(65,989)	(46)
Due to related parties	-	(135)	-	(136)
Finance lease obligations	(4,320)	(430)	(2,031)	(549)
Net exposure	(33,453)	6,560	(48,145)	1,437
US dollar equivalent	$(1,863)	$4,785	$(2,349)	$998

Schedule of classification of financial instruments
	Level 1	Level 2	Level 3
Financial assets
Cash	$101,724	$-	$-
Amounts receivable	-	7,430	-
Derivative asset	-	1,314	-
Long-term investments	3,843	-	308
Total financial assets	$105,567	$8,744	$308

Financial liabilities
Derivative liability	-	-	-
Total financial liabilities	$-	$-	$-
	Level 1	Level 2	Level 3
Financial assets
Cash	$27,317	$-	$-
Amounts receivable	-	369	-
Derivative asset	-	-	-
Long-term investments	1,190	-	57
Total financial assets	$28,507	$369	$57

Financial liabilities
Derivative liability	-	(475)	-
Total financial liabilities	$-	$(475)	$-